Significant Accounting Policies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) equity_investment	Dec. 31, 2018 USD ($) equity_investment Segment
Disclosure - Significant Accounting Policies [Abstract]
Number of segments	3	3
Number of equity investments | equity_investment	4	4
Cumulative effect of new accounting principle in period of adoption | $	$ 13	$ 13